Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue
21.	Revenue

	Six months ended June 30
	2025	2024
Revenue from contracts with customers
Hardware sales
-Video IoT	$-	$20,616
-Security Convergence	-	-
Software sales
-Video IoT	-	194,541
-Security Convergence	-	-
Service revenue
-Video IoT	1,703,511	1,233,682
-Security Convergence	37,622,328	19,225,852
	$39,325,839	$20,674,691

a)	Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA regions:

Six months ended June 30, 2025	Hardware	Software	Service	Total
Total revenue streams	$22,920,688	$-	$40,131,990	$63,052,678
Inter-revenue streams	(22,920,688)	-	(806,151)	(23,726,839)
Revenue from external
Customer contracts	$-	$-	$39,325,839	$39,325,839
Timing of revenue recognition
At a point in time	$-	$-	$-	$-
Over time	-	-	39,325,839	39,325,839
	$-	$-	$39,325,839	$39,325,839
Six months ended June 30, 2024	Hardware	Software	Service	Total
Total revenue streams	$22,557	$194,541	$20,966,070	$21,183,168
Inter-revenue streams	(1,941)	-	(506,536)	(508,477)
Revenue from external
customer contracts	$20,616	$194,541	$20,459,534	$20,674,691
Timing of revenue recognition
At a point in time	$20,616	$194,541	$-	$149,669
Over time	-	-	20,459,534	20,459,534
	$20,616	$194,541	$20,459,534	$20,674,691

b)	Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	June 30, 2025	December 31, 2024
Contract assets:
Unbilled receivables relating to service contracts	$36,883,629	$34,306,195
Contract liabilities:
Contract liabilities relating to service contracts	$265,236	$273,227

Revenue recognized that was included in the contract liability balance at the beginning of the year:

	Six months ended June 30
	2025	2024

Service revenue	$42,673	$54,199

c)	Significant changes in unbilled receivables (contract assets)

Unbilled receivables increased during the six months ended June 30, 2025 and 2024, primarily due to the progress of projects toward the completion of contract activities. For the six months ended June 30, 2025, contract assets increased primarily due to the recognition of unbilled receivables and revenue when activities were performed to satisfy contractual obligations prior to the achievement of billing milestones. These amounts were partially offset by billings made upon the achievement of billing milestones, at which point the related amounts were reclassified to trade receivables, and by exchange losses resulting from the sharp depreciation of the Egyptian pound against the U.S. dollar in March 2024.

d)	Unfulfilled long-term contracts

Aggregate amount of the transaction price allocated to long-term service contracts that are partially or fully unsatisfied as of June 30, 2025 and December 31, 2024, amounting to $136,243,444 and $170,913,623, respectively based on the currency conversion rates prevailing on those respective dates.

Management expects that the transaction price allocated to the unsatisfied contracts as of June 30, 2025 and December 31, 2024, will be recognized as revenue over the remaining six months of 2025 through 2027 and from year 2025 to 2027, respectively. Except for the above-mentioned contract, all other service contracts are for periods of one year or less or are billed based on the amount of time incurred.